BORROWING (Tables)	12 Months Ended
Dec. 31, 2023
BORROWING.
Schedule of reconciliation of liabilities arising from financing activities

	U.S. dollars in thousands
				Non-cash changes
	January 1, 2023	Proceeds from borrowings	Principal and interest payments (includes credits)	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	December 31, 2023
Borrowing	115,216	—	—	—	(115,216)	—	—	—
Payable in respect of intangible assets purchase	11,157	—	(6,555)	—	(4,602)	—	—	—
Lease liabilities	7,475	—	(1,529)	270	(5,413)	367	3	1,173

				Non-cash changes
	January 1, 2022	Proceeds from borrowings	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	December 31, 2022
Borrowing	83,620		(7,507)	—	—	39,103	—	115,216
Payable in respect of intangible assets purchase	20,480		(11,123)	—	—	1,800	—	11,157
Lease liabilities	4,192		(2,010)	5,003		430	(140)	7,475

				Non-cash changes
	January 1, 2021	Proceeds from borrowings	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	December 31, 2021
Borrowing	81,386	—	(9,701)	—	—	11,935	—	83,620
Payable in respect of intangible assets purchase	24,746	—	(8,500)	—	—	4,234	—	20,480
Lease liabilities	5,517	—	(2,107)	385	—	355	42	4,192